Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Accounting Policy [Line Items]
Summary of Significant Accounting Policies	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
The financial statements of the Plan are prepared on the accrual basis of accounting in accordance with accounting principles generally accepted in the United States.
Investments held by a defined contribution plan are required to be reported at fair value, except for the fully benefit-responsive investment contract. Contract value is the relevant measure for the portion of the net assets available for benefits of a defined contribution plan attributable to the fully benefit-responsive investment contract because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plan.
Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires the Plan’s management to make estimates and assumptions that affect the reported amounts of assets and liabilities and changes in those assets and liabilities, and disclosures of contingent assets and liabilities. Actual results could differ from those estimates.
Investment Valuation and Income Recognition
Investments are reported at fair value (except for the fully benefit-responsive investment contract, which is reported at contract value). Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The Plan’s administrative committee determines the Plan’s valuation policies utilizing information provided by the investment advisers, custodians, and insurance company. See Note 3 for discussion of fair value measurements.
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation includes the Plan’s gains and losses on investments purchased and sold as well as held during the year.
Notes Receivable from Participants
Notes receivable from participants are carried at their unpaid principal balance. Interest income is recognized when received, primarily per pay period. Participant notes receivable that are 90 days past due are considered delinquent and recorded as distributions based on the terms of the Plan agreement.
Payment of Benefits
Benefit payments are recorded when paid. There is no hold period for participants who elect to withdraw from the Plan to receive their funds. There were no participants, who elected to withdraw from the Plan, but had not yet been paid at December 31, 2025.
Risks and Uncertainties
The Plan provides various investment options to its participants. Investment securities, in general, are exposed to various risks, such as interest rate risk, credit risk, and overall market volatility. Market risks include global events which could impact the value of investment securities, such as a pandemic or international conflict. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and that such change could materially affect the value of the participants’ account balances and the amounts reported in the financial statements.
Concentrations of Investments
Included in investments at December 31, 2025 and 2024, are shares of the Company’s common stock of $377,441,924 and $317,549,115, respectively. This investment represents 29 percent and 28 percent of total investments at December 31, 2025 and 2024, respectively. A significant decline in the market value of the Company’s stock would significantly affect the net assets available for benefits. The Plan’s exposure to credit risk and additional market risk is limited by the diversification of investments across multiple participant-directed fund elections, which are further diversified into varied financial instruments.